UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

The Perkins Discovery Fund
SCHEDULE OF INVESTMENTS at December 31, 2006 (unaudited)

Shares		Value
	COMMON STOCKS: 96.4%
	Chemicals: 4.1%
30,000	KMG Chemicals, Inc.	$300,000
20,000	Landec Corp. *	215,200
		515,200
	Commercial Services & Supplies: 3.4%
35,000	Fortune Industries, Inc. *	183,750
35,000	National Technical Systems, Inc. *	239,050
		422,800
	Electronic Equipment & Instruments: 3.9%
50,000	American Technology Corp. *	196,000
50,000	Wireless Ronin Technologies Inc. *	288,000
		484,000
	Health Care Equipment & Supplies: 13.0%
25,000	Alliance Imaging, Inc. *	166,250
50,000	Endologix, Inc. *	175,000
100,000	I-trax, Inc. *	310,000
17,500	Micrus Endovascular Corp. *	333,900
50,000	Sonic Innovations, Inc. *	260,500
100,000	Spectrascience, Inc. *(a)	135,000
100,000	Uroplasty, Inc. *	246,000
		1,626,650
	Health Care - Products: 16.0%
150,000	CardioGenesis Corp. *	45,000
50,000	Cardiotech International, Inc. *	97,500
20,000	Cholestech Corp. *	368,400
50,000	Criticare Systems, Inc. *	150,500
40,000	IntegraMed America, Inc. *	602,000
38,000	MEDTOX Scientific, Inc. *	506,540
15,000	Span-America Medical Systems, Inc.	219,000
		1,988,940
	Healthcare-Services: 12.7%
12,500	American Dental Partners, Inc. *	236,125
30,000	American Shared Hospital Services	199,500
50,000	Bio-Imaging Technologies, Inc. *	403,000
10,000	CorVel Corp. *	475,700
100,000	Health Fitness Corp. *	265,000
		1,579,325
	Internet Software & Services: 1.7%
125,000	I-many, Inc. *	206,250
	Leisure Equipment & Products: 0.9%
20,000	Nature Vision, Inc. *	116,200
	Materials: 2.5%
100,000	Polymet Mining Corp. *	314,000

	Media: 12.0%
450,000	Insignia Systems, Inc. *	1,372,500
30,000	WPT Enterprises, Inc. *	115,800
		1,488,300
	Metals & Mining: 1.9%
90,000	Midway Gold Corp. *	235,800
	Oil & Gas: 1.3%
11,000	McMoRan Exploration Co. *	156,420
	Pharmaceuticals: 4.7%
125,000	Heska Corp. *	208,750
12,500	Matrixx Initiatives, Inc. *	199,125
50,000	Vivus, Inc. *	181,000
		588,875
	Prepackaged Software: 1.5%
30,000	SumTotal Systems, Inc. *	181,500
	Retail: 6.5%
50,000	Appliance Recycling Centers of America, Inc. *	107,500
40,000	Granite City Food & Brewery Ltd. *	204,800
12,000	Rush Enterprises, Inc. - Class A *	203,040
19,500	Spartan Motors, Inc.	296,010
		811,350
	Semiconductor & Semiconductor Equipment: 2.7%
25,000	Asyst Technologies, Inc. *	182,750
35,000	Mathstar, Inc. *	151,550
		334,300
	Software: 4.8%
27,500	Applix, Inc. *	312,125
10,000	Ebix, Inc. *	279,500
		591,625
	Technology Hardware & Equipment: 2.8%
30,000	Globecomm Systems, Inc. *	264,300
7,500	Optelecom NKF, Inc. *	78,675
		342,975
	TOTAL COMMON STOCKS
	(Cost $8,986,599)	11,984,510
	RIGHTS: 0.0%
	Computers: 0.0%
2,500	Intelli-check, Inc.	0
	TOTAL RIGHTS (Cost $0)	0
	SHORT-TERM INVESTMENTS: 4.0%
	Money Market Investments: 4.0%
124,084	AIM Liquid Assets	124,084
331,926	AIM Short-Term Prime Institutional Class	331,926
35,678	SEI Daily Income Trust Government Fund - Class B	35,678
4,795	Short-Term Treasury Investment - Institutional Class	4,795
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $496,483)	496,483
	TOTAL INVESTMENTS IN SECURITIES: 100.4%
	(Cost $9,483,082)	12,480,993
	Liabilities in Excess of Other Assets: (0.4)%	(50,261)
	NET ASSETS: 100.0%	$12,430,732

*	Non Income Producing
(a)	Security valued at its fair value under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows+:

Cost of investments	$9,504,016
Gross unrealized appreciation	3,751,165
Gross unrealized depreciation	(774,188)
Net unrealized appreciation	$2,976,977
+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date  1/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  1/22/07

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  1/26/07

* Print the name and title of each signing officer under his or her signature.